CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2013	Sep. 30, 2012
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001
Common stock, authorized	350,000,000	350,000,000
Common stock, issued	235,013,616	127,638,616
Common stock, outstanding	235,013,616	127,638,616